FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio - Level 3 of fair value hierarchy [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disposal of major subsidiary [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	£ 8,501
Exchange and other adjustments	(17)
Gains recognised in the income statement within other income	27
Purchases	97
Sales	(270)
Disposal of business	(8,400)
Transfers into the level 3 portfolio	230
Transfers out of the level 3 portfolio	(168)
Ending Balance		£ 8,501
Disposal of major subsidiary [member] | The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	1,746
Ending Balance		1,746
Disposal of major subsidiary [member] | The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	6,755
Ending Balance		6,755
Financial assets at fair value through profit or loss, category [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	3,328
Exchange and other adjustments	82
Gains recognised in the income statement within other income	72
Purchases	1,002
Sales	(2,060)
Transfers into the level 3 portfolio	297
Ending Balance	2,721	3,328
Financial assets at fair value through profit or loss, category [member] | The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	50
Ending Balance		50
Financial assets at fair value through profit or loss, category [member] | The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	3,278
Ending Balance		3,278
Financial assets at fair value through profit or loss, category [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	1,659
Exchange and other adjustments	79
Gains recognised in the income statement within other income	67
Purchases	247
Sales	(1,355)
Transfers into the level 3 portfolio	193
Ending Balance	890	1,659
Financial assets at fair value through profit or loss, category [member] | The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	1,659
Ending Balance		1,659
Financial assets available-for-sale, category [member] | The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	315
Ending Balance		315
Financial assets available-for-sale, category [member] | The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	(315)
Ending Balance		(315)
Financial assets available-for-sale, category [member] | The Bank [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	202
Ending Balance		202
Financial assets available-for-sale, category [member] | The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	(202)
Ending Balance		(202)
Financial Assets, Excluding Derivatives [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	3,630
Exchange and other adjustments	80
Gains recognised in the income statement within other income	72
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	(5)
Purchases	1,004
Sales	(2,365)
Transfers into the level 3 portfolio	642
Transfers out of the level 3 portfolio	(284)
Ending Balance	2,774	3,630
Financial Assets, Excluding Derivatives [member] | The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	365
Ending Balance		365
Financial Assets, Excluding Derivatives [member] | The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	3,265
Ending Balance		3,265
Financial Assets, Excluding Derivatives [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	1,861
Exchange and other adjustments	79
Gains recognised in the income statement within other income	67
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	1
Purchases	247
Sales	(1,364)
Transfers into the level 3 portfolio	193
Transfers out of the level 3 portfolio	(194)
Ending Balance	890	1,861
Financial Assets, Excluding Derivatives [member] | The Bank [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	202
Ending Balance		202
Financial Assets, Excluding Derivatives [member] | The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	1,659
Ending Balance		1,659
Financial assets at fair value through other comprehensive income, category [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	302
Exchange and other adjustments	(2)
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	(5)
Purchases	2
Sales	(305)
Transfers into the level 3 portfolio	345
Transfers out of the level 3 portfolio	(284)
Ending Balance	53	302
Financial assets at fair value through other comprehensive income, category [member] | The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	302
Ending Balance		302
Financial assets at fair value through other comprehensive income, category [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	202
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	1
Sales	(9)
Transfers out of the level 3 portfolio	(194)
Ending Balance		202
Financial assets at fair value through other comprehensive income, category [member] | The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	202
Ending Balance		202
Previously stated [member] | Disposal of major subsidiary [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	1,746	1,501
Gains recognised in the income statement within other income		87
Purchases		427
Sales		(209)
Transfers into the level 3 portfolio		155
Transfers out of the level 3 portfolio		(215)
Ending Balance		1,746
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December		47
Previously stated [member] | Financial assets at fair value through profit or loss, category [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	50	2,305
Gains recognised in the income statement within other income		80
Purchases		228
Sales		(483)
Disposal of business		(2,061)
Transfers out of the level 3 portfolio		(19)
Ending Balance		50
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December		6
Previously stated [member] | Financial assets at fair value through profit or loss, category [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance		78
Gains recognised in the income statement within other income		5
Sales		(64)
Transfers out of the level 3 portfolio		(19)
Ending Balance
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December		5
Previously stated [member] | Financial assets available-for-sale, category [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	315	894
Exchange and other adjustments		(25)
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)		(125)
Purchases		36
Sales		(52)
Disposal of business		(375)
Transfers into the level 3 portfolio		1
Transfers out of the level 3 portfolio		(39)
Ending Balance		315
Previously stated [member] | Financial assets available-for-sale, category [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	202	291
Exchange and other adjustments		(17)
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)		(72)
Ending Balance		202
Previously stated [member] | Financial Assets, Excluding Derivatives [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	365	3,199
Exchange and other adjustments		(25)
Gains recognised in the income statement within other income		80
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)		(125)
Purchases		264
Sales		(535)
Disposal of business		(2,436)
Transfers into the level 3 portfolio		1
Transfers out of the level 3 portfolio		(58)
Ending Balance		365
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December		6
Previously stated [member] | Financial Assets, Excluding Derivatives [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	£ 202	369
Exchange and other adjustments		(17)
Gains recognised in the income statement within other income		5
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)		(72)
Sales		(64)
Transfers out of the level 3 portfolio		(19)
Ending Balance		202
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December		£ 5